Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Selected summarized quarterly financial information for 2016 and 2017 is as follows (in thousands, except per share amounts):

For the Year Ended December 31, 2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Revenue	$41,556	$34,566	$31,466	$83,118	$190,706
Income (loss) from operations	(4,113)	(10,468)	(15,673)	20,802	(9,452)
Net income (loss)	1,080	(1,506)	(2,176)	28,028	25,426
Net income (loss) per share:
Basic	$0.06	$(0.08)	$(0.12)	$1.50	$1.37
Diluted	$0.06	$(0.08)	$(0.12)	$1.47	$1.33

For the Year Ended December 31, 2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Revenue	$51,411	$35,856	$28,642	$77,415	$193,324
Income (loss) from operations	3,149	(6,989)	(10,078)	16,741	2,823
Net income (loss)	(795)	1,495	3,448	(3,844)	304
Net income (loss) per share:
Basic	$(0.04)	$0.08	$0.19	$(0.21)	$0.02
Diluted	$(0.04)	$0.08	$0.19	$(0.21)	$0.02